Average Annual Total Returns - Retail - Vanguard Global Wellesley Income Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Global Wellesley Income Composite Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Global Wellesley Income Composite Index in USD (reflects no deduction for fees, expenses, or taxes) Since Inception	FTSE Developed Net Tax (US RIC) Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE Developed Net Tax (US RIC) Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	5.41%	4.74%	Nov. 02, 2017	4.74%	3.84%	3.35%	3.36%	5.52%	4.85%	Nov. 02, 2017	5.76%	5.41%	16.58%	11.35%	9.20%	5.05%